Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Text Block]
Supplemental Schedule

MARKEL GROUP INC. RETIREMENT SAVINGS PLAN

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Number of Shares or Units, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
Markel Group Inc.*	114,323 shares of Markel Group Inc. common stock, cost of $97,156,045	$245,758,017

Collective Investment Trusts:
Fidelity Management Trust*	2,613,653 shares of Fidelity Contrafund Commingled Pool - Class A	145,475,935
Fidelity Management Trust*	6,088,995 shares of Fidelity Freedom 2040 Commingled Pool - Class F	110,210,809
Fidelity Management Trust*	5,528,785 shares of Fidelity Freedom 2030 Commingled Pool - Class F	87,299,513
Fidelity Management Trust*	4,288,067 shares of Fidelity Freedom 2050 Commingled Pool - Class F	79,800,920
Fidelity Management Trust*	1,687,393 shares of Fidelity Freedom 2020 Commingled Pool - Class F	24,720,304
Fidelity Management Trust*	935,276 shares of Fidelity Freedom 2060 Commingled Pool - Class F	17,405,478
Fidelity Management Trust*	937,183 shares of Fidelity Freedom 2035 Commingled Pool - Class F	15,763,417
Fidelity Management Trust*	716,100 shares of Fidelity Freedom 2045 Commingled Pool - Class F	13,319,461
Fidelity Management Trust*	550,688 shares of Fidelity Freedom 2055 Commingled Pool - Class F	10,248,311
Fidelity Management Trust*	578,335 shares of Fidelity Freedom 2025 Commingled Pool - Class F	8,796,471
Fidelity Management Trust*	232,250 shares of Fidelity Freedom 2065 Commingled Pool - Class F	4,322,182
Fidelity Management Trust*	228,022 shares of Fidelity Freedom 2010 Commingled Pool - Class F	3,044,094
Fidelity Management Trust*	115,431 shares of Fidelity Freedom Retirement Commingled Pool - Class F	1,480,980
Fidelity Management Trust*	19,455 shares of Fidelity Freedom 2015 Commingled Pool - Class F	272,371
Fidelity Management Trust*	16,814 shares of Fidelity Freedom 2070 Commingled Pool - Class F	218,412
	Total collective investment trusts	522,378,658

Mutual Funds:
Fidelity Investments*	497,226 shares of Fidelity 500 Index Fund - Premium Class	118,203,503
Fidelity Investments*	39,077,250 shares of Fidelity Government Money Market Fund - Institutional Class	39,077,250
Fidelity Investments*	3,023,895 shares of Fidelity U.S. Bond Index Fund - Institutional Class	31,932,329
Fidelity Investments*	1,812,883 shares of Fidelity Puritan Fund - Class K6	31,290,364
Fidelity Investments*	258,549 shares of Fidelity Extended Market Index Fund - Premium Class	26,028,151
Fidelity Investments*	420,241 shares of Fidelity International Index Fund - Premium Class	25,550,667
Fidelity Investments*	288,708 shares of Fidelity Equity-Income Fund - Class K	24,112,869
Fidelity Investments*	490,811 shares of Fidelity Stock Selector Small Cap Fund	20,776,046
Fidelity Investments*	257,336 shares of Fidelity Overseas Fund - Class K	18,422,706
J.P. Morgan	286,794 shares of JPMorgan Equity Income Fund - Class R6	7,098,149
John Hancock Investments	361,116 shares of John Hancock Bond Fund - Class R6	4,954,507
	Total mutual funds	347,446,541

Participant loans*	Notes receivable from participants with interest rates ranging from 4.25% to 9.50% and maturities ranging from one month to 13 years	8,438,547
	Total assets	$1,124,021,763

*Party-in-interest

See accompanying report of independent registered public accounting firm.